Concentrations of credit risk (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Product Information [Line Items]
Cash and cash equivalents, at carrying value	$ 737,139	$ 1,493,071
Cash, insured amount	566,086	1,266,481
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Accounts receivable	393,396	$ 1,016,280
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Accounts receivable	$ 357,316